Convertible Debentures - Schedule of convertible debentures (Details) $ in Thousands	12 Months Ended
Jul. 31, 2020 CAD ($)
Debt instruments held [abstract]
Beginning balance	$ 0
Issued at amortized, net issuance costs	45,922
Conversion	(20,603)
Interest expense	6,854
Interest paid	(3,205)
Ending balance	$ 28,969